Transactions with Related Parties, Pavimar (Details)	18 Months Ended
	Dec. 31, 2023 USD ($) Vessel $ / d	Dec. 31, 2022 USD ($) Vessel
Transactions with Related Parties [Abstract]
Due to related party - current	$ 541,666	$ 227,622
Due from related party - current	5,650,168	2,664,976
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	$ 3,366,959	2,664,976
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600
Due to related party - current	$ 193,450	$ 259,100
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	4	4
Due from related party - current	$ 258,252	$ 258,252
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	3	3
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member] | Containership [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel		1
Related Party [Member] | Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	$ 3,302,157	$ 2,665,824